Advances to Suppliers and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Advances To Suppliers And Other Current Assets Net [Abstract]
Schedule of advances to suppliers and other current assets
	December 31,	December 31,
	2020	2019
VAT-input	$31,701	$69,388
Deposits	321,834	294,242
Prepaid expense	53,986	833,211
Others	459,374	72,450
Total other current assets	866,895	1,269,291
Advances to suppliers	5,571,690	3,776,962
Total	6,438,585	5,046,253
Less: allowance for credit losses	(241,891)	(530,818)
Advances to suppliers and other current assets, net	$6,196,694	$4,515,435

Schedule of movement of allowance for doubtful accounts
	December 31,	December 31,
	2020	2019
Beginning balance	$530,818	$60,277
Provisions	-	479,071
Write-off	(237,114)	(7,748)
Effects of foreign exchange rate	(51,813)	(782)
Ending balance	241,891	530,818